Other intangible assets	12 Months Ended
Oct. 31, 2019
Other intangible assets [Abstract]
Other intangible assets
11 Other intangible assets

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At November 1, 2018		141.1	259.1	2,158.5	267.7	5,377.2	15.0	8,218.6
Acquisitions – Interset Software Inc.	38	-	-	44.5	4.2	12.5	-	61.2
Additions		12.3	16.5	-	-	-	-	28.8
Additions – external consultants		-	0.5	-	-	-	-	0.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.7	-	(24.4)	(4.6)	(66.4)	(0.1)	(94.8)
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8

Accumulated amortization
At November 1, 2018		50.1	206.7	478.9	48.9	801.5	3.2	1,589.3
Amortization charge for the period		34.1	26.7	200.1	20.9	424.8	9.9	716.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.1	-	(10.1)	(1.8)	(22.0)	-	(33.8)
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5

Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3
Net book amount at October 31, 2018		91.0	52.4	1,679.6	218.8	4,575.7	11.8	6,629.3

During the period, the estimated useful life of certain purchased software was revised. The net effect of the changes in the current financial period was an increase in amortization expense by $8.9m.

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At May 1, 2017		24.6	213.8	398.9	239.6	972.4	-	1,849.3

Continuing operations:
Acquisitions - HPE Software business	38	72.8	-	1,809.0	163.0	4,480.0	15.0	6,539.8
Acquisitions – COBOL-IT	38	-	-	1.5	0.2	12.3	-	14.0
Acquisitions – Covertix	38	2.5	-	-	-	-	-	2.5
Additions		46.8	44.4	-	-	-	-	91.2
Additions – external consultants		-	0.9	-	-	-	-	0.9
Effects of movements in exchange rates		(0.4)	-	-	-	-	-	(0.4)

Discontinued operation:
Reclassification to current assets classified as held for sale	37	(5.2)	-	(50.9)	(135.1)	(87.5)	-	(278.7)
At October 31, 2018		141.1	259.1	2,158.5	267.7	5,377.2	15.0	8,218.6

Accumulated amortization
At May 1, 2017		21.0	164.7	223.0	38.8	312.5	-	760.0

Continuing operations:
Amortization charge for the period		30.7	42.0	280.5	26.7	520.0	3.2	903.1
Effects of movements in exchange rates		(0.9)	-	-	-	-	-	(0.9)

Discontinued operation:
Amortization charge for the period		0.8	-	13.4	9.1	16.9	-	40.2
Reclassification to current assets classified as held for sale	37	(1.5)	-	(38.0)	(25.7)	(47.9)	-	(113.1)
At October 31, 2018		50.1	206.7	478.9	48.9	801.5	3.2	1,589.3

Net book amount at October 31, 2018		91.0	52.4	1,679.6	218.8	4,575.7	11.8	6,629.3
Net book amount at April 30, 2017		3.6	49.1	175.9	200.8	659.9	-	1,089.3

Intangible assets, with the exception of purchased software and internally generated product development costs, relate to identifiable assets purchased as part of the Group’s business combinations. Intangible assets are amortized on a straight-line basis over their expected useful economic life - see Accounting Policy K.

In addition, during the year, following a review of the allocation of purchased intangible assets to foreign operations, the directors have determined that intangible assets of $7,321.0m which arose on previous acquisitions (in particular the acquisitions of the HPE Software business on September 1, 2017 and The Attachmate Group on November 20, 2014, being the two most significant) should have been allocated into functional currencies of the underlying foreign operations.

The re-denomination has given rise to a total reduction in the carrying value of purchased intangible assets of $61.0m that has been recognized in the 12 months ended October 31, 2019. Had this allocation taken place from the acquisition dates, a $40.5m decrease in the carrying value of purchased intangible assets would have been recognized in the 18 months ended October 31, 2018 and a cumulative decrease of $20.8m in the carrying value would have been recognized as at May 1, 2017. As this change has no impact on the statement of cash flows and as the net prior-period impact of $61.3m and the impact on profit before taxation is not material in the context of the overall value of purchased intangible assets or net assets, it is, in the judgment of the directors, appropriate to effect the change in allocation in the current period. Movements in Other comprehensive income are not considered a key performance metric.

This change in the carrying value of $61.0m consists of $94.8m and $33.8m reflected in the lines “effect of movements in exchange rates” for cost, this includes the cumulative impact on amortization of acquisition intangible assets which is not considered material, and cumulative amortization respectively in the table above. $83.3m of this has been recognized as “currency translation differences – continuing operations” in other comprehensive income, and subsequently the translation reserve in equity, and an offsetting $21.6m of this has been recognized as “currency translation differences – continuing operations” in other comprehensive income and subsequently retained earnings within equity.

Expenditure totalling $29.3m (18 months to October 31, 2018: $91.2m) was made in the 12 months ended October 31, 2019, including $17.0m in respect of development costs and $12.3m of purchased software. The acquisition of Interset Software Inc. in the 12 months ended October 31, 2019 gave rise to an addition of $61.2m to purchased intangibles (note 38). The acquisitions of the HPE Software business ($6,539.8m), COBOL-IT ($14.0m) and Covertix ($2.5m) in the 18 months ended October 31, 2018 gave rise to an addition of $6,556.3m to purchased intangibles (note 38).

Of the $17.0m of additions to product development costs, $16.5m (18 months to October 31, 2018: $44.4m) relates to internal product development costs and $0.5m (18 months ended October 31, 2018: $0.9m) to external consultants’ product development costs.

At October 31, 2019, the unamortized lives of technology assets were in the range of two to 10 years, customer relationships in the range of one to 13 years and trade names in the range of 10 to 20 years. The HPE Software business acquired purchased intangibles, the largest component of the Group, have another 10 years life remaining for technology and 13 years life remaining for customer relationships purchased intangibles.

Included in the Consolidated statement of comprehensive income for the 12 months ended October 31, 2019 and the 18 months ended October 31, 2018 was:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
For continuing operations:	$m	$m	$m
Cost of sales:
- amortization of product development costs	26.7	42.0	22.4
- amortization of acquired purchased technology	200.1	280.5	59.0
Selling and distribution:
- amortization of acquired purchased trade names, customer relationships and lease contracts	455.6	549.9	124.2
Administrative expenses:
- amortization of purchased software	34.1	30.7	1.1
Total amortization charge for the period	716.5	903.1	206.7

Research and development:
- capitalization of product development costs	16.5	44.4	27.7